INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of provision for income taxes [Table Text Block]
	2023 $	2022 $
		(Restated) (Note 23

Loss before income taxes	(14,414,266)	(31,694,048)

Expected income tax recovery based on statutory rate	(3,820,000)	(8,399,000)
Adjustments to expected income tax benefit:
Share-based compensation	849,000	1,253,000
Non-deductible expenses and other	4,000	8,000
Change in benefit of tax assets not recognised	2,967,000	7,138,000
Deferred income tax provision (recovery)	-	-

Disclosure of deferred taxes [Table Text Block]
	2023	2022
	$	$

Recognised deferred tax assets and liabilities
Non-capital losses carry-forwards	12,000	78,000
Property and equipment	151,000	-
Right-of-use assets	(163,000)	(78,000)
Net deferred tax assets	-	-

Disclosure of unrecognized temporary differences and tax losses [Table Text Block]
	2023	2022
	$	$
		(Restated)
		(Note 23)

Non-capital loss carry-forwards	19,444,000	7,998,000
Equipment	569,000	428,000
Interest in exploration and evaluation property	28,256,000	28,560,000
Scientific research and development	580,000	-
Share issue costs	1,033,000	1,433,000
Lease liability	614,000	282,000
Deductible temporary differences	50,496,000	38,701,000